Income Tax Expense	6 Months Ended
Jun. 30, 2024
Income taxes paid (refund) [abstract]
Income Tax Expense

B.19. INCOME TAX EXPENSE
Sanofi has elected for tax consolidations in a number of countries, principally France, Germany, the United Kingdom and the United States.

The table below shows the allocation of income tax expense between current and deferred taxes:

(€ million)	June 30, 2024 (6 months)	June 30, 2023 (6 months)	December 31, 2023 (12 months)
Current taxes	(1,243)	(1,171)	(2,560)
Deferred taxes	780	441	958
Total	(463)	(730)	(1,602)
Income before tax and investments accounted for using the equity method	2,739	4,238	7,153
The difference between the effective tax rate (on income before tax and investments accounted for using the equity method) and the standard corporate income tax rate applicable in France is explained as follows:

(as a percentage)	June 30, 2024 (6 months)(a)	June 30, 2023 (6 months)(a)	December 31, 2023 (12 months)
Standard tax rate applicable in France	25.8	25.8	25.8
Difference between the standard French tax rate and the rates applicable to Sanofi (b)	(14.3)	(8.2)	(13.6)
Probable reversal of temporary differences on investments in Opella subsidiaries (c)	—	—	5.1
Revisions to tax exposures and settlements of tax disputes	3.2	0.5	2.7
Fair value remeasurement of contingent consideration liabilities	—	—	0.1
Other (d)	2.2	(0.8)	2.3
Effective tax rate	16.9	17.3	22.4
(a)Rate calculated on the basis of the estimated effective tax rate for the full financial year (see Note A.2.).
(b)The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France.
(c)In accordance with IAS12, a deferred tax liability was recognised in 2023 on the temporary differences arising on investments in subsidiaries which Sanofi expects will reverse in connection with the proposed separation of the Opella business, as announced in October 2023.
(d)For the six months ended June 30, 2024, this line includes a tax expense of €52 million, representing the estimated impact of Pillar 2 based on Sanofi’s current understanding of Pillar Two rules.